Equity Offerings	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity Offerings
Equity Offerings

Note 9. Equity Offerings

Common Stock

Amendment to the Certificate of Incorporation

On June 16, 2025, the Company amended and restated its certificate of incorporation to, among other things, (i) provide for a classified structure for the election of directors; (ii) increase the number of shares of common stock, par value $0.0001 per share, authorized for issuance to 14,900,000, consisting of 12,000,000 shares of Class A common stock and 2,900,000 shares of Class B common stock; (iii) authorize the Board of Directors to issue up to 100,000 shares of preferred stock, par value $0.0001 per share.

On August 14, 2025, the Company amended and restated its certificate of incorporation to, among other things, (i) authorize 15,000,000 of capital stock which is divided into two classes, with 14,900,000 shares designated as common stock, $0.0001 par value per share (the “common stock”), and 100,000 shares designated as Preferred Stock, par value $0.0001 per share (the “Preferred Stock”) and (ii) provide that the holders of common stock hold all voting power.

Initial Public Offering

On November 4, 2025, the Company entered into the Underwriting Agreement with the Representative, for the Offering of 1,667,000 shares of common stock at a public offering price of $9.00 per share. The underwriters agreed to purchase the shares at a 7.0% discount to the public offering price. The Offering closed on November 6, 2025, resulting in gross proceeds of approximately $15.0 million. On November 24, 2025, the Company closed the sale of an additional 68,989 shares of common stock, representing the partial exercise of the Representative’s 45-day over-allotment option, resulting in additional gross proceeds of approximately $0.6 million. In total, the Company issued 1,735,989 shares of common stock in the offering for aggregate gross proceeds of approximately $15.6 million, before deducting underwriting discounts and commissions and other offering expenses. After deducting underwriting discounts and commissions of approximately $1.3 million and other offering costs of approximately $0.7 million, the Company received net proceeds of approximately $13.6 million. The underwriting discounts, commissions, and other offering costs were recorded as a reduction of additional paid-in capital.

Pursuant to the Underwriting Agreement, the Company issued to the Representative warrants to purchase an aggregate of 121,520 shares of common stock (representing 7% of the total shares sold in the Offering, including shares sold upon partial exercise of the over-allotment option). The Representative’s Warrants are exercisable at $10.35 per share, are initially exercisable beginning on May 2, 2026, and expire on November 2, 2030.

Put Right Settlement

In connection with the Put-Call Agreement, Baron Hunter and Steele Creek were each granted the right to sell to the Company up to $1.0 million in shares of common stock at a price of $8.10 per share, representing a 10% discount to the Offering price. On November 13, 2025, each of Baron Hunter and Steele Creek exercised its put option. On November 14, 2025, the Company repurchased an aggregate of 123,456 shares of common stock from each of Baron Hunter and Steele Creek, for an aggregate of 246,912 shares, at $8.10 per share, for aggregate cash consideration of approximately $2.0 million. The repurchased shares were retired.

Note 8. Equity Offerings

Common Stock

Amendment to the Certificate of Incorporation

On June 16, 2025, the Company amended and restated its certificate of incorporation to, among other things, (i) provide for a classified structure for the election of directors; (ii) increase the number of shares of common stock, par value $0.0001 per share, authorized for issuance to 14,900,000, consisting of 12,000,000 shares of Class A common stock and 2,900,000 shares of Class B common stock; (iii) authorize the Board of Directors to issue up to 100,000 shares of preferred stock, par value $0.0001 per share.

On August 14, 2025, the Company amended and restated its certificate of incorporation to, among other things, (i) authorize 15,000,000 of capital stock which is divided into two classes, with 14,900,000 shares designated as common stock, $0.0001 par value per share (the “common stock”), and 100,000 shares designated as Preferred Stock, par value $0.0001 per share (the “Preferred Stock”) and (ii) provide that the holders of common stock hold all voting power.

Initial Public Offering

On November 4, 2025, the Company entered into the Underwriting Agreement with the Representative, for the Offering of 1,667,000 shares of common stock at a public offering price of $9.00 per share. The underwriters agreed to purchase the shares at a 7.0% discount to the public offering price. The offering closed on November 6, 2025, resulting in gross proceeds of approximately $15.0 million. On November 24, 2025, the Company closed the sale of an additional 68,989 shares of common stock, representing the partial exercise of the Representative’s 45-day over-allotment option, resulting in additional gross proceeds of approximately $0.6 million. In total, the Company issued 1,735,989 shares of common stock in the offering for aggregate gross proceeds of approximately $15.6 million, before deducting underwriting discounts and commissions and other offering expenses. After deducting underwriting discounts and commissions of approximately $1.3 million and other offering costs of approximately $0.7 million, the Company received net proceeds of approximately $14.0 million. The underwriting discounts, commissions, and other offering costs were recorded as a reduction of additional paid-in capital.

Pursuant to the Underwriting Agreement, the Company issued to the Representative warrants to purchase an aggregate of 121,520 shares of common stock (representing 7% of the total shares sold in the Offering, including shares sold upon partial exercise of the over-allotment option). The Representative’s Warrants are exercisable at $10.35 per share, are initially exercisable six months after the effective date of the registration statement, and expire on November 2, 2030. The issuance of the Representative Warrants is in the scope of FASB ASC 718. Under FASB ASC 718, share-based compensation associated with equity classified awards is measured at fair value upon the assignment date. Further, the issuance of the Representative Warrants should be accounted for as an offering cost in accordance with Staff Accounting Bulletin Topic 5A, Expenses of Offering, since the Representative Warrants are deemed to be underwriters’ compensation. The Company estimated the fair value of the 121,520 Representative Warrants to be approximately $0.33 thousand or $2.72 per share. Accordingly, $0.33 thousand has been recorded as a deferred offering cost, with a corresponding increase in additional paid-in capital. The Company established the initial fair value for the Representative Warrants on their issuance using a Black-Scholes option pricing model. The primary assumptions used in the valuation of Representative Warrants were (i) a weighted average stock price of $7.20, (ii) exercise price of $10.35, (iii) weighted average term of 5 years, (iv) volatility of 50.5% and (v) discount rate of 3.75%. At December 31, 2025 there are 121,520 warrants outstanding for common stock. There were no warrants outstanding at December 31, 2024.

Put Right Settlement

In connection with the Put-Call Agreement, Baron Hunter and Steele Creek were each granted the right to sell to the Company up to $1.0 million in shares of common stock at a price of $8.10 per share, representing a 10% discount to the Offering price. On November 13, 2025, each of Baron Hunter and Steele Creek exercised its put option. On November 14, 2025, the Company repurchased an aggregate of 123,456 shares of common stock from each of Baron Hunter and Steele Creek, for an aggregate of 246,912 shares, at $8.10 per share, for aggregate cash consideration of approximately $2.0 million. The repurchased shares were retired and were treated as a reduction of additional paid-in-capital under the provisions of ASU 2025-12.

Series Seed Stock Repurchase Agreement

On April 12, 2024, the Company and Motherlode entered into a Stock Repurchase Agreement (the “Series Seed Stock Repurchase Agreement”), whereby the Company repurchased from Motherlode, 250,000 shares of Series Seed Preferred Stock, $0.0001 par value per share, at a purchase price of $4.00 per share, or $1 million in aggregate (the “Purchase Price”). The Purchase Price consisted of the Motherlode Promissory Note (see Note 6), and is secured by personal guarantees of the Company’s personnel. Additionally, as part of the closing, the Company paid to Apogee, all amounts due under the Apogee Promissory Note, in the amount of approximately $619 thousand. Additionally, the Company, paid all amounts remaining due under the Apogee Installment Payment Agreement, in the amount of approximately $330 thousand, together with a remaining hardware invoice in the amount of approximately $38 thousand. As part of the closing, certain principals of Motherlode resigned from the Board of Directors of the Company, as such Motherlode is no longer considered an ongoing related party.